Weil, Gotshal & Manges LLP

767 Fifth Avenue

New York, New York 10153

October 27, 2006

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20002

Attn: Mr. William Friar

Re:	NewStar Financial, Inc.

  Registration Statement on Form S-1

  File No. 333-137513

Dear Mr. Friar:

On behalf of our client, NewStar Financial, Inc. (the “Company”), we are transmitting herewith via the EDGAR system for filing with the Commission Amendment No. 2 (the “Amendment”) to the Registration Statement on Form S-1 of the Company (File No. 333-137513), together with exhibit 10.14.1 thereto.

Sincerely yours,

/s/ Alexander D. Lynch

Alexander D. Lynch